PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
At beginning of year	¥ 23,670,338	¥ 51,439,373	¥ 35,263,789
Addition	14,548,005	0	125,524,021
Disposal of impaired assets	(15,546,610)	(27,769,035)	(109,348,437)
At end of year	¥ 22,671,733	¥ 23,670,338	¥ 51,439,373